Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	Net Loss ($ in millions)(6)
2024	1,269,419	876,793	814,738	655,714	0.10	(11.7)
2023	1,635,226	1,052,743	922,495	690,975	1.22	(8.9)
2022	602,736	44,735	494,835	332,859	2.33	(14.1)

(1)
Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Andreeff for each corresponding year. See “Named Executive Officer Compensation Tables — Summary Compensation Table for 2024”.

(2)
Amounts reported reflect CAP for Mr. Andreeff, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Andreeff during the applicable year. The adjustments below were made to Mr. Andreeff’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)(c)
2024	1,269,419	—	682,760	+	290,134	=	876,793
2023	1,635,226	—	1,115,469	+	532,986	=	1,052,743
2022	602,736	—	133,566	+	(424,435)	=	44,735

(a)
Amounts reflects the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in the applicable year and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No dividends or other earnings were paid on stock or option awards in any applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986
2022	18,222	(166,441)	16,056	(292,272)	(424,435)

(3)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Andreeff) for each corresponding year. See “Named Executive Officer Compensation Tables — Summary Compensation Table for 2024”. The names of each of the other NEOs (excluding Mr. Andreeff) included for purposes of calculating the average amounts in each of 2024, 2023 and 2022 are Mr. Mathiesen and Ms. Favit-Van Pelt.

(4)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Andreeff), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Andreeff) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Andreeff) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	814,738	—	287,723	+	128,699	=	655,714
2023	922,495	—	447,394	+	215,874	=	690,975
2022	494,835	—	61,030	+	(100,946)	=	332,859

(a)
See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874
2022	3,216	(47,571)	4,774	(61,365)	(100,946)

(5)
Cumulative TSR is calculated as the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Amounts reflect the net income as reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Andreeff for each corresponding year. See “Named Executive Officer Compensation Tables — Summary Compensation Table for 2024”.
(3)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Andreeff) for each corresponding year. See “Named Executive Officer Compensation Tables — Summary Compensation Table for 2024”. The names of each of the other NEOs (excluding Mr. Andreeff) included for purposes of calculating the average amounts in each of 2024, 2023 and 2022 are Mr. Mathiesen and Ms. Favit-Van Pelt.

PEO Total Compensation Amount	$ 1,269,419	$ 1,635,226	$ 602,736
PEO Actually Paid Compensation Amount	$ 876,793	1,052,743	44,735
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported reflect CAP for Mr. Andreeff, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Andreeff during the applicable year. The adjustments below were made to Mr. Andreeff’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)(c)
2024	1,269,419	—	682,760	+	290,134	=	876,793
2023	1,635,226	—	1,115,469	+	532,986	=	1,052,743
2022	602,736	—	133,566	+	(424,435)	=	44,735

(a)
Amounts reflects the sum of the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in the applicable year and vest in the same year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No dividends or other earnings were paid on stock or option awards in any applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986
2022	18,222	(166,441)	16,056	(292,272)	(424,435)

Non-PEO NEO Average Total Compensation Amount	$ 814,738	922,495	494,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 655,714	690,975	332,859
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Andreeff), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Andreeff) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Andreeff) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	814,738	—	287,723	+	128,699	=	655,714
2023	922,495	—	447,394	+	215,874	=	690,975
2022	494,835	—	61,030	+	(100,946)	=	332,859

(a)
See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874
2022	3,216	(47,571)	4,774	(61,365)	(100,946)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.1	1.22	2.33
Net Income (Loss)	$ (11,700,000)	(8,900,000)	(14,100,000)
PEO Name	Mr. Andreeff
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments for Mr. Andreeff are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	130,225	(158,145)	441,355	(123,301)	290,134
2023	330,374	(6,515)	212,482	(3,355)	532,986
2022	18,222	(166,441)	16,056	(292,272)	(424,435)
The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Andreeff) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	54,879	(63,185)	185,991	(48,986)	128,699
2023	132,513	(1,209)	85,215	(645)	215,874
2022	3,216	(47,571)	4,774	(61,365)	(100,946)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (682,760)	(1,115,469)	(133,566)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,134	532,986	(424,435)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,225	330,374	18,222
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,145)	(6,515)	(166,441)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,355	212,482	16,056
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,301)	(3,355)	(292,272)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,723)	(447,394)	(61,030)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,699	215,874	(100,946)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,879	132,513	3,216
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,185)	(1,209)	(47,571)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,991	85,215	4,774
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,986)	$ (645)	$ (61,365)